ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR
July 26, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)
1933 Act File No. _________

Ladies and Gentlemen:

The Trust, hereby submits for filing under Section 8(a) of the Securities Act of 1933, and Rule 488 thereunder, the electronic version of the Trust’s registration statement on Form N-14. The registration statement is being filed to register and issue shares of a series of the Trust: Stralem Equity Fund. If you have any questions, please contact me at: (513) 587-3454.

Very truly yours,

/s/ Bo J. Howell

Bo J. Howell
Secretary of the Trust